INVESTMENTS (Tables)	9 Months Ended
Sep. 30, 2025
Debt Securities, Available-for-Sale [Line Items]
Equity Securities without Readily Determinable Fair Value
The following table presents investments for which the measurement alternative has been elected. These investments have been valued at cost less impairment and where applicable at observable transaction prices based on orderly transactions for the identical or similar investments of the same issuer.

		Impairment		Upward Adjustments
(in thousands)	Carrying Value	Period to date	Cumulative	Period to date	Cumulative
September 30, 2025	$67,158	$(16,857)	$(74,315)	$6,853	$70,046
December 31, 2024	$63,227	$(6,990)	$(59,608)	$2,214	$63,652

Galaxy Digital Services, LP
Debt Securities, Available-for-Sale [Line Items]
Equity Securities without Readily Determinable Fair Value
The following table presents investments for which the measurement alternative has been elected. These investments have been valued at cost less impairment and where applicable at observable transaction prices based on orderly transactions for the identical or similar investments of the same issuer.

		Impairment		Upward Adjustments
(in thousands)	Carrying Value	Period to date	Cumulative	Period to date	Cumulative
December 31, 2024	$63,227	$(6,990)	$(59,608)	$2,214	$63,652
December 31, 2023	$83,702	$(37,868)	$(64,588)	$2,356	$74,352